CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 24, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 8,600,000		$ 20,500,000
Prepaid expenses	2,020,000			$ 1,001,000					$ 689,000
Deferred offering costs	8,314,000
Total current assets	22,118,000			21,162,000					7,490,000
Total assets	32,638,000			32,428,000					20,775,000
Current liabilities:
Debt to related parties	34,000			10,129,000					119,000
Total current liabilities	28,273,000			33,008,000					16,945,000
Derivative liability	126,927,000			34,982,000
Total liabilities	190,322,000			74,204,000					16,945,000
Shareholders' deficit:
Additional paid-in capital	146,768,000			104,799,000					94,315,000
Accumulated deficit	(308,678,000)			(146,770,000)					(91,895,000)
Total shareholders' deficit	(157,684,000)	$ (150,375,000)	(104,572,000)	(41,776,000)	$ (18,634,000)		$ (7,694,000)	$ (1,048,000)	3,830,000	$ 31,752,000
Total liabilities and shareholders' deficit	32,638,000			32,428,000					$ 20,775,000
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Current assets:
Cash	679,871			4,950
Prepaid expenses	303,619
Deferred offering costs				174,584	25,000
Total current assets	983,490			179,534
Prepaid expenses - Non-current	85,890
Marketable securities held in trust account	230,034,922
Total assets	231,104,302			179,534
Current liabilities:
Accounts payable and accrued expenses	121,740			62,500
Franchise tax payable	150,000
Debt to related parties	83,226
Sponsor loans				92,766
Total current liabilities	354,966			155,266
Derivative liability	20,947,000
Deferred underwriting fee payable	8,050,000
Total liabilities	29,351,966			155,266
Commitments and contingencies
Class A Common stock subject to possible redemption, 23,000,000 and 0 shares at redemption value at September 30, 2021 and December 31, 2020, respectively	230,000,000
Shareholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares	0			0
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,750,000 shares issued and outstanding at September 30, 2021 and December 31, 2020	575			575
Additional paid-in capital				24,425
Accumulated deficit	(28,248,239)			(732)
Total shareholders' deficit	(28,247,664)	$ (38,460,717)	$ (17,572,768)	24,268	$ 24,317	$ 0
Total liabilities and shareholders' deficit	$ 231,104,302			$ 179,534